Related Party Transactions (Details) - USD ($)									1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 05, 2024	Jul. 20, 2023	Oct. 19, 2022	Jan. 22, 2022	Jul. 22, 2021	Apr. 08, 2021	Mar. 31, 2021	Mar. 04, 2021	Oct. 19, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 21, 2024	Jan. 22, 2024	Jul. 24, 2023	Jul. 22, 2023	Jul. 21, 2023	Jul. 18, 2022	Jul. 28, 2021
Related Party Transactions [Line Items]
Aggregate purchase price										$ 4,209,931.03		$ 4,209,931.03
Number of shares issued (in Shares)			12,204,072
Outstanding shares percentage							20.00%
Exercised shares (in Shares)			12,204,072
Percentage of shares transferred or membership interest						100.00%
Shares issued price per shares (in Dollars per share)			$ 10.29						$ 10.29	$ 11.73		$ 11.73
Loan amount								$ 300,000
Loan of principal amount			$ 1,383,123						$ 1,383,123						$ 360,000		$ 360,000		$ 1,383,123
Unpaid principal amount																			1,383,123
Common stock outstanding										$ 1,383,892		$ 1,383,892
Principal amount										530,750					1,000,000	$ 300,000
Common stock held in trust			125,587,180.34						125,587,180.34	2,374,149		2,374,149			60,000			$ 60,000
Working capital	$ 525,000
Principal amount				$ 360,000
Deposit				360,000						360,000				$ 180,000	$ 360,000			60,000
Liquidation				$ 180,000
Maximum borrowing capacity of related party loans										$ 1,500,000		$ 1,500,000
Maximum borrowing capacity of related party loans per share (in Dollars per share)										$ 10		$ 10
Working capital loans share issued (in Shares)										150,000		150,000
Loan conversion agreement										$ 1,500,000		$ 1,500,000
Working capital loans										830,750		$ 715,000	$ 0
Administrative support fees										$ 30,000	$ 30,000
Stock price trigger per share (in Dollars per share)										$ 12		$ 12
Promissory note outstanding amount												$ 1,383,892	1,383,892
Payments or cash deposited in trust account									1,383,123
Deposit into trust account												360,000						60,000
First Extension Note [Member]
Related Party Transactions [Line Items]
Loan of principal amount																			$ 1,383,123
Conversion price (in Dollars per share)																			$ 10
Promissory Note Related Party [Member]
Related Party Transactions [Line Items]
Principal amount			1,383,123						1,383,123
Third Extension Note [Member]
Related Party Transactions [Line Items]
Loan of principal amount																		360,000
Initial Business Combination [Member]
Related Party Transactions [Line Items]
Working capital										$ 300,000		300,000
Deposit Account [Member]
Related Party Transactions [Line Items]
Common stock held in trust																		60,000
Deposit into trust account																		60,000
October 2022 Extension Note [Member]
Related Party Transactions [Line Items]
Common stock held in trust			$ 1,383,123						$ 1,383,123
Outstanding amount										1,383,123		1,383,123
2023 Extension Note [Member]
Related Party Transactions [Line Items]
Common stock held in trust										360,000
Related Party [Member]
Related Party Transactions [Line Items]
Due to related party										10,000		10,000
Due to related party												10,000	0
Sponsor [Member]
Related Party Transactions [Line Items]
Principal amount												415,000						300,000
Founder Shares [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)						75,000
Administrative Support Agreement [Member]
Related Party Transactions [Line Items]
Expenses per month										$ 10,000		10,000
Expenses incurred and paid												120,000	120,000
Sponsor [Member]
Related Party Transactions [Line Items]
Deposit into trust account																		360,000
First Extension Note [Member]
Related Party Transactions [Line Items]
Promissory note outstanding amount												$ 1,383,123	$ 1,383,123
Class B Common Stock [Member]
Related Party Transactions [Line Items]
Common stock shares issued (in Shares)										1		1	3,457,807
Common stock shares outstanding (in Shares)										1		1	3,457,807
Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Common stock shares issued (in Shares)		1
Common stock shares outstanding (in Shares)		1
Class B Common Stock [Member] | Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Aggregate purchase price							$ 25,000
Number of shares issued (in Shares)							3,593,750
Class A Common Stock [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)										376,002		376,002
Shares issued price per shares (in Dollars per share)										$ 11.2		$ 11.2
Stock issued during period shares for conversion (in Shares)		3,457,806
Common stock shares issued (in Shares)										4,271,711		4,271,711	813,905
Common stock shares outstanding (in Shares)										4,271,711		4,271,711	813,905
Conversion percentage		73.00%
Class A Common Stock [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Shares issued price per shares (in Dollars per share)										$ 12
Common stock shares issued (in Shares)		5,320,507
Common stock shares outstanding (in Shares)		5,320,507
Stock price trigger per share (in Dollars per share)												$ 12
Class A Common Stock [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Stock issued during period shares for conversion (in Shares)		3,457,806
Sponsor [Member]
Related Party Transactions [Line Items]
Principal amount												$ 415,000						300,000
Sponsor [Member] | 2023 Extension Note [Member]
Related Party Transactions [Line Items]
Common stock held in trust																		$ 360,000
Sponsor [Member] | Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Aggregate purchase price							$ 25,000
Number of shares issued (in Shares)							3,593,750
Sponsor [Member] | Class A Common Stock [Member]
Related Party Transactions [Line Items]
Stock issued during period shares for conversion (in Shares)		3,457,806
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)					1,331,230					143,750		143,750
Exercised shares (in Shares)					1,331,230
Option shares (in Shares)					1,875,000
Founder shares were subject to forfeiture (in Shares)							468,750													3,457,807
Purchased an additional shares (in Shares)					1,331,230
Purchased full option of additional shares (in Shares)					1,875,000
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)							468,750